STOCK-BASED COMPENSATION. (Details) - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of Shares
Begining Balance	230,000	240,000
Exercised/cancelled	(1,000)	(10,000)
Ending Balance	229,000	230,000
Options exercisable at end of year	229,000	230,000
Weighted Average Exercise Price
Begining Balance	$ 4.18	$ 4.18
Expired	12.90	3.74
Ending Balance	4.15	4.18
Options exercisable at end of year	$ 4.15	$ 4.18